Derivative Warrants Liabilities	3 Months Ended
Jan. 31, 2024
Derivative Warrants Liabilities [Abstract]
Derivative warrants liabilities
5.	Derivative warrants liabilities

a.	On April 6, 2023, the Company issued 150,191 warrants in connection with its April 2023 Public Offering (“April 2023 Warrants”). The warrant includes a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“April 2023 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability and the time of the grant and are revalued at the end of each reporting period.

On January 21, 2024, following the January 2024 Public Offering, which included the offering of common shares at a price lower than the exercise price of the April 2023 Warrants, the exercise price of the April 2023 Warrants was reduced to $1.077, and each April 2023 Warrant became convertible into 9.124 common shares of the Company.

During the period between November 29, 2023 and December 5, 2023, 71,520 April 2023 Warrants were exercised into 652,521 common shares.

b.	On September 18, 2023, the Company issued 250,000 warrants in connection with its September 2023 Public Offering (“September 2023 Warrants”). The warrant includes a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“September 2023 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability and the time of the grant and are revalued at the end of each reporting period.

On January 21, 2024, following the January 2024 Public Offering, which included the offering of common shares at a price lower than the exercise price of the September 2023 Warrants, the exercise price of the September 2023 Warrants was reduced to $1.077, and each September 2023 Warrant became convertible into 4.988 common shares of the Company.

During the period between November 29, 2023 and December 5, 2023, 82,183 September 2023 Warrants were exercised into 409,667 common shares.

c.	On January 16, 2024, the Company issued 1,500,000 warrants with an exercise price of $1.60 per warrant in connection with its January 2024 Public Offering (“January 2024 Warrants”). Each warrant includes a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“January 2024 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and are revalued at the end of each reporting period.

d.	During the three months ended January 31, 2024, the Company recorded a gain on the revaluation of the total derivative warrants liabilities of $155,143, in the Condensed Interim Consolidated Statements of Operations and Comprehensive Loss.

e.	The binomial model was used to measure the derivative warrant liability with the following assumptions:

January 31, 2024
Share Price	$1.43
Exercise Price	$1.077-$1.60
Expected life	4.18-4.96 years
Risk-free interest rate	3.91-3.96%
Dividend yield	0.00%
Expected volatility	154.22-157.68%

f.	The following table presents the changes in the warrants liability during the period:

Balance as of November 1, 2022	$-
Issuance of April 2023 Warrants	1,771,208
Issuance of September 2023 Warrants	923,225
Exercise of warrants	(574,040)
Changes in fair value of warrants	2,189,986
Balance as of October 31, 2023	$4,310,379
Issuance of January 2024 Warrants	480,004
Exercise of warrants	(433,870)
Changes in fair value of warrants	(155,143)
Balance as of January 31, 2024	$4,201,370